STATEMENTS OF OPERATIONS (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
STATEMENTS OF OPERATIONS [Abstract]
Revenues:	$ 1,000,000	$ 1,000,000
Expenses:
Consulting fees	111,272	204,880
Stock compensation expense	7,866,677	2,045,037
General and administrative	41,927	23,761
Total expenses	8,019,876	2,273,678
Loss from operations	(7,019,876)	(1,273,678)
Debt conversion expense		(947,096)
Net Loss	$ (7,019,876)	$ (2,220,774)
Net loss per common share - basic	$ (0.18)	$ (0.08)
Weighted average number of common shares outstanding - basic	39,736,016	28,537,355